UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08723

Upright Investments Trust

(Exact name of registrant as specified in charter)

615 West Mount Pleasant Ave.

Livingston, NJ  07039

(Address of principal executive offices)(Zip code)

David Y.S. Chiueh

615 West Mount Pleasant Ave.

Livingston, NJ  07039

(Name and address of agent for service)

Registrant's telephone number, including area code: 973-533-1818

Date of fiscal year end: September 30

Date of reporting period: September 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

_____________________________________________________________________________________________

ANNUAL REPORT

_____________________________________________________________________________

Upright Growth Fund

_____________________________________________________________________________________________

September 30, 2008

_____________________________________________________________________________________________

TABLE OF CONTENTS

Shareholders Letter…………………………………………………………………………………….

1

Schedule of Investments ………………………………………………………………………………

4

Statement of Assets and Liabilities…………………………………………………………………….

6

Statement of Operations………………………………………………………………………………..

7

Statements of Changes in Net Assets…………………………………………………………………..

8

Notes to the Financial Statements………………………………………………………………………

9

Financial Highlights……………………………………………………………………………………

12

Report of Independent Registered Public Accounting Firm………………………………………….

13

Fund Expense………………………………………………………………………………………….

14

Security Holdings By Industry Sector…………………………………………………………………

15

Trustees And Officers…………………………………………………………………………………

16

_____________________________________________________________________________________________

Upright Growth Fund

November 26, 2008

Dear Investor:

We would like to present you the Annual Report of the Upright Growth Fund for the fiscal year from October 1, 2007 to September 30, 2008.  The Fund produced a return of  -45.83%.  The S&P 500 Index (large companies) yielded a –23.71% return excluding dividends.

Market Review

The market crisis in October 2008 was historical.  Warren Buffet called it “Economic Pearl Harbor”.  Allen Greenspan said “it has never occurred before”.  Traditionally our annual report would share our investment philosophies, analyze our portfolio, and conclude with the investment approaches.  In this report, we would like to discuss the near term investment approach first, and explain the reasons later.

What is the appropriate action to minimize the loss in a falling market?

My recommendation is to take advantage of the market to scour stocks at lower than reasonable prices.  That is what Warren Buffet has been trying to do.  Based on our experiences of the 1987 and 2002 market crashes, investing in an undervalued market is one way to maximize the gain when the market turns around again.  Many clients may agree with the bold recommendation, however, they may hesitate to take action accordingly.

The following is the historical market crashes and the associated rebound percentages:

No.	1	2	3	4	5	6	7	8	9	10
Year	1933	1954	1915	1935	1908	1928	1958	1927	1975	1998
Rebound %	53.97%	52.62%	50.54%	47.66%	45.78%	43.61%	43.37%	37.48%	37.21%	36.89%

Investors’ emotion of fear is extremely high recently.  Negative news including the auto, financial, and retail industries gets worse everyday.  The media consistently models the recent crisis to the Great Depression. As a matter of fact, the biggest historical rebound occurred after Great Depression.  We urge investors to understand the differences of the two situations as follows:

1.

In 1929, US was the biggest economic power.  Today, the emerging market is leading the economic growth.  Even if US is experiencing a recession, the domestic growth in the emerging markets may possibly mitigate the effect of a global recession.

2.

Almost all governments are investing money and trying to stabilize the global market.

3.

In 1929, individual countries were trying to save their own economy and subsequently damaged the international trade.  Today, countries are working together as a whole.  For example, when US’s economy goes bad, it impacts Chinese export.  Chinese government is willing to purchase US Bond to achieve some balance.

4.

In 1929, due to lack of experiences, US government exercised money tightening policies  and market value went down substantially  in the fear of losing more.  Today, US government is doing exactly the opposite to put $700 billions into the market.

5.

Today’s corporate and personal cash reserve ready for investment is much more than the old days.

Upright Growth Fund’s performance in 2003, after the 2002 dot com crash, yielded a 50.97% gain, 23% higher than the S&P500.  We believe chance is there when market stabilizes and trend is going to turn.

Portfolio Review

Here is a brief review of some of the Fund’s top holdings:

Silicon Motion Technology –This stock is one of the top holdings.  We determined that the current price with a P/E ratio of 3 is undervalued especially in the booming industry of NAND Flash. It has a strong balance sheet with no debt.  In addition, the company offers very competitive and diverse products. We believe this stock still has room to grow.

Google (GOOG)– Our Google cost basis is approximately $400 per share.  Though we missed the opportunity to sell at its high, it is still quite profitable at the current $550 price level.  Due to the selling pressure over the past few months, we replaced some Google shares with Apple which has proven to be a strong performer.

Pfizer (PFE) – The 7% dividend is one of the reason it remains a top holding in the Fund.  The stock has underperformed for a long period of time.  The company is aggressive in reducing its operational cost and narrowing its R&D focus.  It will also emphasize on higher profitable products  including alzheimer and diabetic treatment.  It is defensive holding in the current investment environment.

United HealthCare (UNH) – We continue to be positive on this stock.  The price has dropped from its high at $60 to the current $26.  2008 may be a setback for UNH, however, the long term growth is certain.

Manitowoc (MTW) – This is a heavy equipment manufacture focusing on the emerging markets.  The damage of the US market has little impact on MTW.  Its first quarter profit increased 40% and the forecast for the remaining year is between 17% and 20%.  We anticipate a brilliant performance by MTW when the economy turns around.

Conclusion

We agree with the Federal Reserve Chairman, Ben Bernanke’s, outlook.  He believes that the stock market stabilization is the first step for the rescue.  However, the overall economy will take time to rebound.  The President Elect, Barack Obama, is clearly making the economic issue as his first priority.  We deem the government active as positive sign.

We appreciate your trust and business in the past and look forward to better portfolio performance in the near future.

.

Sincerely,

David Y. S. Chiueh, CFP

Portfolio Manager

This chart assumes an initial gross investment of $10,000 made on January 21, 1999 (commencement of operations).  Returns shown assume reinvestment of all dividends.  Performance reflects expense reimbursements and fee waivers in effect and do not reflect the sales charges.  Absent expense reimbursement and fee waivers, total returns would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

S&P 500 Stock Index - An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

Average Annual Returns

For the Periods ended September 30, 2008

	1 -Year	5 - Year	Since Inception
Upright Growth Fund	-41.73%	-6.56%	-5.15%
S&P 500 Index	-21.96%	5.17%	1.07%
* Inception January 21, 1999

Upright Growth Fund

Schedule of Investments

September 30, 2008

	Number of	Market
	Shares	Value

COMMON STOCKS- 91.67%

Biotechnology- 7.42%
Amgen Incorporated *	5,100	$ 302,277
Genetech Inc. *	1,000	88,680
		390,957

Computer- 4.17%
Apple Computer Inc. *	1,500	170,490
Dell Inc. *	3,000	49,440
		219,930

Diversified Company- 4.51%
General Electric Company	2,000	51,000
Manitowoc Company Inc.	12,000	186,600
		237,600

Electronic- 7.52% Au Optronics Corp ADR	8,399	95,413
Corning Inc.	15,000	234,600
Vishay Intertechnology *	10,000	66,200
		396,213

Financial Service- 7.83% Advanta Corp CI A Vtg Citigroup Inc. Washington Mutual Inc.	58,395 6,000 18,000	287,887 123,060 ______1,476 412,423

Food-3.95%
Starbucks Corp	14,000	208,180

Healthcare- 5.93%
Unitedhealth Group Inc.	12,300	312,297

Industrial Service- 0.63%
Allied Waste Industries	3,000	33,329
Information Services- 0.65%
Moodys Corp Insurance- 1.42%	1,000	34,000
American International Group Inc.	22,500	74,925

Internet- 2.28%
Google Inc. *	300	120,156

Leisure- 1.24%
Mgm Mirage	2,300	65,550
Medical- 8.67%
Biovail Corp.	9,000	87,930
Pfizer Incorporated	20,000	368,800
		456,730
Retail- 6.55%
Coach. *	11,000	275,440
Timberland Co Cl A *	4,000	69,480
		344,920
Networks- 0.81%
Cisco Systems Inc. *	1,900	42,864

Software & Services- 3.85%
Oracle Corporation *	10,000	203,100

Semiconductor- 12.23% Himax Technologies Adr	35,000	101,115
Intel Corp.	3,000	56,190
LSI Logic Corp. *	17,000	91,120
Silicon Motion Technology *	62,800	293,904
Taiwan Semiconductr Adrf	2,869	26,883
Texas Instruments Inc.	3,500	75,250
		644,462

Telecommunication- 2.83%
Nokia Corp Spon ADR.	8,000	149,200

Storage Technology- 9.18%
E M C Corp Mass *	11,000	131,560
Sandisk Corp *	18,000	351,900
		483,460

Total Common Stocks (Cost $ 7,375,496)		4,830,296

Short Term Investments- 6.69% Fidelity Money Market		248,563
Fidelity Governmental Fund		100,394
Checking Account		3,426
		352,383

Total Investments (Cost $ 7,727,879)		5,182,679

Other Assets Less Other Liabilities- 1.64%		86,657

Total Net Assets- 100%		$ 5,269,336

* Non-income producing security

ADR - American Depository Receipt

See accompanying notes to financial statements.

Upright Growth Fund

Statement of Assets and Liabilities
September 30, 2008

ASSETS:
Investments, at market value (identified cost $7,727,879)	$ 5,182,679
Dividends and interest receivable	1,302
Subscriptions receivable	46,644
Receivable for investment sold	82,741

Total Assets	5,313,366

LIABILITIES:
Investment advisory fees accrued	14,990
Redemption payable	20
Insurance fees accrued	1,678
Administrative fees accrued	4,497
Custody fees accrued	857
Professional fees accrued	10,562
Trustee fees accrued	5,772
Registration fees accrued Miscellaneous	2,275 3,379

Total Liabilities	44,030

NET ASSETS	$ 5,269,336

NET ASSETS CONSIST OF:
Capital stock, par value $1.00 per share, unlimited
number of shares authorized, 881,648 shares issued
and outstanding
Additional paid-in capital	$ 8,417,297
Accumulated undistributed:
Net investment loss	(534,971)
Net realized loss on investment transactions	(67,790)
Net unrealized depreciation on investments	(2,545,200)

Total Net Assets	$ 5,269,336

Net Asset Value, redemption price per share	$ 5.98

See accompanying notes to financial statements.

Upright Growth Fund

Statement of Operations
For the Year Ended September 30, 2008

INVESTMENT INCOME:
Dividend income (Net of foreign withholding taxes of $5,238)	$ 133,174
Interest income	7,964

Total investment income	141,138

EXPENSES:
Investment advisory fees	110,951
Administrative fees	33,285
Custody fees	3,628
Professional fees	9,962
Trustee fees	1,558
Blue sky fees	2,116
Insurance fees Interest	2,236 2,938
Other/ADR fees	7,419

Total expenses	174,093

NET INVESTMENT LOSS	(32,955)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on investments	(42,588)
Change in unrealized depreciation on investments- net	(4,124,286)

Total realized and unrealized depreciation on investments- net	(4,166,874)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,199,829)

See accompanying notes to financial statements.

Upright Growth Fund

Statements of Changes in Net Assets

	For the Years Ended
	September 30,
	2008	2007
OPERATIONS
Net investment loss	$ (32,955)	$ (83,137)
Net realized gain (loss) on investment transactions	(42,588)	86,025
Net unrealized appreciation (depreciation) on investments	(4,124,286)	467,614

Net increase (decrease) in net assets from operations	(4,199,829)	470,502

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	958,098	699,904
Payments for shares redeemed	(176,688)	(873,968)

Net increase in net assets from capital share transactions	781,410	(174,064)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,418,419)	296,438

NET ASSETS:
Beginning of period	8,687,755	8,391,317

End of period	$ 5,269,336	$ 8,687,755

CHANGES IN SHARES OUTSTANDING
Shares sold	116,726	65,861
Shares redeemed	(22,269)	(82,262)

Net increase (decrease) in shares outstanding	94,457	(16,401)

Note- the Fund has no undistributed net investment income, undistributed capital gains (losses), or accumulated distributions in excess of net investment income for each of the periods presented.

See accompanying notes to financial statements.

Upright Growth Fund

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2008

 1. ORGANIZATION

The Upright Investments Trust (the “Trust”) was organized as a business trust under the laws of the State of Delaware under a Certificate of Formation dated March 4, 1998, and is registered as an open end, diversified management investment company under the Investment Company Act of 1940.  The Certificate of Formation provides for an unlimited number of authorized shares of beneficial interest, which may, without shareholder approval, be divided into an unlimited number of series of such shares.  The Trust presently consists of one diversified investment portfolio, Upright Growth Fund (the “Fund”).  The principal investment objective of the Fund is to provide long-term growth of capital, with income as a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles.

a)

Investment Valuation

 Listed Secutities - Common stocks that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Common stocks which are listed on an exchange but which are not traded on the valuation date are valued at the current bid prices.

Unlisted Securities – Unlisted equity securities for which market quotations are readily available and  securities which will mature in more than or exactly 60 days are valued at the latest bid prices furnished by an independent pricing service. Short-term instruments with a remaining maturity of 60 days are valued at the amortized cost, which approximates market value.  All price valuations are made open to clients upon request, and are determined by the  Upright Investment Trust in accordance with procedures   advised  by the Board of Directors.  Upright and the Board of Directors will take the recommendation of an independent pricing service for verification of fair value pricing of all unlisted and unquoted securities.

a.

Fair Value Pricing – The designated independent pricing service, which may be the Valuations Group, which specializes in non-marketable securities, will valuate each unlisted security’s fair value based upon the guidelines established by IRS Revenue Ruling 59-8-.  These determining guidelines include the nature of the business and the history of the enterprise, the economic outlook in general and the condition and outlook of the specific industry in particular, the book value of the stock and the financial condition of the business, the earning capacity of the company, the dividend paying capacity of the company, whether or not the enterprise has goodwill or other intangible value, the sales of the stock and the size of the block to be valued, and the market price of stocks of corporations engaged in the same or a similar line of business having their stocks traded in a free and open market, either on an exchange or over –the-counter.

b.

Effects of fair value pricing - The use of fair value pricing has the effect of valuing a security based on the price a Fund might reasonably expect to receive if it sold that security, but does not guarantee that the security can be sold at the fair value price.  The Funds may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities.  Investing in such unlisted securities, including investments in new and early stage companies, may involve a high degree of business and financial risk that can result in substantial losses.  As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities.  Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund, or less than what may be considered the fair value of such securities.  Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

b)

Federal Income Taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

Tax basis components of distributable earnings -  There is no undistributed ordinary income.  The fund has no undistributed long-term capital gains.  The Fund has capital loss carry forwards - totaling $67,790, of which $25,202 expire September 30, 2013 and $42,588 which expire September 30, 2016..

As of September 30, 2008, the gross unrealized appreciation for all securities totaled $123,311 and the gross unrealized depreciation for all securities totaled (-$2,668,511) a net unrealized depreciation of (-$2,545,200) for tax purposes.

c)

Distributions to Shareholders - Distributions from net investment income, if any, are declared and paid annually.  Distributions of the Fund’s net realized capital gains, if any, are declared at least annually.  Distributions are recorded on the ex-dividend date.  No distributions were made during 2007 or 2008.

The fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP.  These reclassifications are due to differing treatment for items such as deferral of wash sales and net operating losses.

d)     Other - Investment and shareholder transactions are recorded on the trade date.  Gains and losses on securities transactions are determined on the basis of identified cost.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

e)

Repurchase Agreements - In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of         the repurchase transaction, including accrued interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Company may be delayed or limited.   The Fund did not enter any repurchase agreements during 2007 or 2008.

f)   Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

g)

Securities Sold Short - The Fund may make short sales. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination.  The Fund records a realized gain or loss when the short position is closed out.  The fund did not have any open short positions at September 30, 2008.

h)

Securities Purchased on Margin – The Fund may purchase securities on margin in which case the Fund does not fully pay for securities purchased and borrows amounts to settle the purchase.  No securities were purchased on margin at September 30, 2008. During this period, the fund paid margin interests of $2,938.

3. INVESTMENT TRANSACTIONS

 The aggregate amounts of security transactions during the year ended September 30, 2008 (excluding repurchase agreements and short-term securities), were as follows:

                                        Other than

                                        U.S. Govt.            U.S. Govt.

                                        Securities             Securities

Purchases                      $ 3,034,898                    -

Proceeds from sales       (2,308,219)                  -

As of September 30, 2008, the gross unrealized appreciation for all securities totaled $123,311 and the gross unrealized depreciation for all securities totaled (-$2,668,511) for a net unrealized depreciation of (-$2,545,200) for tax purposes. The aggregate cost of securities at September 30, 2008 was $7,727,879.  During the year ended September 30, 2008, the Fund paid no dividends nor did it have distributable earnings.

NOTES TO FINANCIAL STATEMENTS

(CONTINUED)

SEPTEMBER 30, 2008

4. INVESTMENT ADVISORY AND OTHER               AGREEMENTS

The Fund has entered into an Investment Advisory Agreement with Upright Financial Corporation (“Adviser”).  Pursuant to its Investment Advisory

Agreement with the Fund, the Adviser is entitled to receive a fee, calculated at an annual rate of 1.50% of its daily net assets.  The Fund has accrued $14,990 of adviser fees through September 30, 2008.  During the year ended September 30, 2008 the fund paid $110,951 in advisory fees.

Upright Financial Corporation is the Fund’s administrator (the“Administrator”). As compensation for services rendered to the Fund, the Administrator is entitled to receive a fee calculated at an annual rate of 0.45% of its daily net assets.  The Fund has accrued $4,497 of administrative fees through September 30, 2008. During the year ended September 30, 2008, the Fund paid $33,285 in administrative fees.

Mutual Shareholder Services serves as transfer agent and US Bank serves as custodian.

David Y.S. Chiueh is an officer of Upright Financial Corporation, the Fund Adviser.  He is also an officer and trustee of the Fund

5. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares were as follows:

                              For the year ended         For the year ended

                              September 30, 2008       September 30, 2007

Shares sold

116,726

$ 958,098

            65,861

       $ 699,903

Shares redeemed

(22,269)

  (176,688)

           (82,262)

         (873,968)

Net capital share

   Transactions

  94,457

  $ 781,410

           (16,401)

         (174,064)

6. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2007, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48 "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" ("FIN 48").  FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity including mutual funds before being measured and recognized in the financial statements. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2007. Management has concluded that adoption of FIN 48 will not result in a material impact on the Fund’s net assets, results of operations and financial statement disclosures.

In February 2007, the FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 159, the Fair Value Option for Financial Assets and Financial Liabilities.  SFAS 159 allows entities to measure at fair value many financial instruments and certain other assets and liabilities that are not otherwise required to be measured at fair value.  SFAS 159 is effective for fiscal years beginning after November 15, 2007.  The Fund has not yet determined what impact, if any, adoption will have on the financial statements.

In September 2006, the FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”.  This standard establishes a single authoritative definition of fair value, sets up a framework for measuring fair value and expands disclosures about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  Management is currently evaluating the impact that the adoption of SFAS No. 157 will have on the Fund’s financial statements.

Upright Growth Fund

Financial Highlights
Selected data for a share outstanding throughout each year.

	Years Ended September 30,
	2008	2007	2006	2005	2004
PER SHARE DATA
Net asset value, beginning of year	$ 11.04	$ 10.44	$ 10.07	$ 8.86	$ 8.35

Investment operations:
Net investment loss	(0.04)	(0.11)	(0.13)	(0.15)	(0.14)
Net realized and unrealized gain (loss) on investments	(5.02)	0.71	0.50	1.36	0.65

Total from investment operations	(5.06)	0.60	0.37	1.21	0.51

Less distributions from net investment income	-	-	-	-	-

Net asset value, end of year	$ 5.98	$ 11.04	$ 10.44	$ 10.07	$ 8.86

TOTAL RETURN	(45.83%)	5.75%	3.67%	13.64%	6.11%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	5,269	8,687	8,391	7,478	5,696

Ratio of net expenses to average net assets	2.38%	2.25%	2.21%	2.28%	2.15%
Ratio of net investment income (loss) to average net assets	(0.45%)	(1.03%)	(1.65%)	(2.20%)	(1.55%)
Ratio of net expenses to average net assets (without fee waiver)	2.38%	2.25%	2.21%	2.28%	2.15%
Ratio of net investment income (loss) to average net assets (without fee waiver)	(0.45%)	(1.03%)	(1.65%)	(2.20%)	(1.55%)
Portfolio turnover rate	31.74%	38.47%	30.87%	55.49%	37.76%

Note: the Fund used the average share method to calculate selected data per share throughout each year.

Upright Growth Fund

MEYLER & COMPANY, LLC

Certified Public Accountants

One Arin Park

1715 Highway 35

Middletown, NJ 07748

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees

 and Shareholders of

Upright Growth Fund

Livingston, New Jersey

We have audited the accompanying statement of assets and liabilities of the Upright Growth Fund (the “Fund”), including the schedule of investments, as of September 30, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of September 30, 2008, by correspondence with the custodian and brokers.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Upright Growth Fund as of September 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America..

                                       /s/ Meyler & Company, LLC

Middletown, NJ

November 26, 2008

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330

FUND EXPENSES

A shareholder of each Fund incurs two types of costs: (1) transaction costs, such as sales charge if applied, and (2) ongoing costs, including investment advisory fees and other fund expenses. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2008 through September 30, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expense. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Upright Growth Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2008	September 30, 2008	April 1, 2008 to September 30, 2008

Actual	$1,000.00	$711.06	$10.57
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,012.65	$12.43

* Expenses are equal to each Fund's annualized expense ratio of 2.47%, multiplied by the average account value over the period, Multiplied by 183/366 (to reflect the one-half year period).

UPRIGHT GROWTH FUND

 Security Holdings By Industry Sector

September 30, 2008

The following chart gives a visual breakdown of the Fund by the industry sectors. The underlying securities represent a percentage of the portfolio investments.

Upright Growth Fund

TRUSTEES AND OFFICERS

The Board of Trustees supervises the business activities of the Trust.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.  A majority of Upright‘s board members are independent, meaning that they have no affiliation with Upright or the funds they oversee.

The Fund is not part of a “fund complex”.  The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Year of Birth	Position(s) Held With Trust	Principal Occupations (Past 5 Years)	Other Directorships Held by Trustee
David Y.S. Chiueh[1] 615 west Mt. Pleasant Ave Livingston, NJ 07039 Year of Birth: 1957	Trustee since 1998; Chairman of the Board and Chief Executive Officer since 1998	President of the Investment Adviser since 1990; He held the license of Certified Financial planner since 1991.	None

1 David Y.S Chiueh is “interested persons” of the Trust because he is officer of the Trust.  In addition, he may be deemed to be “interested persons” of the Trust because he is officer of the Fund’s adviser.

The following table provides information regarding each Trustee who is a “Non-interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Year of Birth	Position(s) Held With Trust	Principal Occupations (Past 5 Years)	Other Directorships Held by Trustee
Wellman Wu Kam Man Food Inc. 511 Old Post Road Edison, NJ 08817 Year of Birth: 1942	Trustee since 1998

President of Kam Man Food Corp. in New Jersey since 1996 and Vice-president of Kam Man Food Inc in New York since 1972. He also served as President of Kam Kuo Food Corp. in New York since 1992. The Kam Man Group is one of biggest supermarket of Chinese food in east coast.

None
Carol Jou 615 west Mt. Pleasant Ave Livingston, NJ 07039 Year of Birth: 1964	Trustee since December 2005	IT application systems Engineer, Schering-Plough Pharmaceutical Corporation, Kenilworth (2001 to 2005); IT application systems Engineer, Novartis Pharmaceutial Corporation ( 2005 to present)	None

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request by calling the Fund at 973-533-1818.

Investment Adviser & Administrator

Upright Financial Corporation

615 West Mt. Pleasant Avenue

Livingston, NJ 07039

Custodian

US Bank

1555 N. River Center Drive

Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Meyler & Company, LLC

One Arin Park

1715 Highway 35

Middletown, NJ 07748

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Road, Suite C

Brecksville, OH 44141

Trustees

David Y.S. Chiueh

Wellman Wu

Carol Jou

Upright Growth Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ David Y.S Chiueh

David Y.S Chiueh

Trustee

Date: December 8, 2008

By : /s/ Wellman Wu

Wellman Wu

Chief Financial Officer

Date: December 8, 2008

Upright Growth Fund

Item 2. Code of Ethics.

(a)   As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)   For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)   Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)   Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)   Compliance with applicable governmental laws, rules, and regulations;

(4)   The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c)   Amendments

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The Board of Directors has created a permanent audit committee, on 10/10/03,  the head is Mr. Wellman Wu, who is qualified as financial expert under current SEC regulations.   He has more than 15 years experience of actively supervising a principal financial officer and controller. Each member of the audit committee is “independent”, as that term is defined under applicable law.  The audit committee meets at least annually with the independent accountants (CPA) and executive officers of the Company.  The audit committee reviews, among other matters, the accounting principles being applied by the Company in financial reporting, the scope and adequacy of internal controls, and the responsibilities and fees of the independent accountants.  The recommendations of the audit and committee are reported to the full Board.

Item 4. Principal Accountant Fees and Services.

(a)  Audit Fees

FY 2008

$ 8,700

FY 2007

$ 8,400

Upright Growth Fund

(b) Audit-Related Fees

FY 2008

$ 0

FY 2007

$ 0

Nature of the fees:

N/A

(c) Tax Fees

FY 2008

$ 0

FY 2007

$ 0

Nature of the fees:

N/A

(d)  All Other Fees

FY 2008

$ 0

FY 2007

$ 0

Nature of the fees:

N/A

(e)

(1) Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Percentages of Services Approved by the Audit Committee

Audit-Related Fees:

100%

Tax Fees:

100%

All Other Fees:

100%

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)  The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

FY 2008

$ 0

FY 2007

$ 0

(h)  The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)   Based on an evaluation of the registrant’s disclosure controls and procedures as of September 30, 2008, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) EX-99.CODE ETH.  Filed herwith.

(a)(2) EX-99.CERT.  Filed herewith.

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)  EX-99.906CERT.  Filed herewith.

Upright Growth Fund

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Upright Investments Trust

By /s/David Y.S. Chiueh

*David Y.S. Chiueh

Chief Executive Officer

Date: December 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/David Y.S. Chiueh

*David Y.S. Chiueh

Chief Executive Officer

Date

By : /s/ Wellman Wu

Wellman Wu

Chief Financial Officer

Date: December 8,2008

* Print the name and title of each signing officer under his or her signature.